Horizons West Multi-Strategy Hedged Income Fund
Horizons West Multi-Strategy Hedged Income Fund
INVESTMENT OBJECTIVE
The Horizons West Multi-Strategy Hedged Income Fund seeks total return with an emphasis on current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section "Purchasing Shares" in this prospectus and the section "Additional Purchase and Redemption Information" in the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Horizons West Multi-Strategy Hedged Income Fund	Institutional Class Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none	none	1.00%
Redemption Fee (as a % of amount redeemed; charged upon any redemption of shares within 60 days of their issuance)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Horizons West Multi-Strategy Hedged Income Fund		Institutional Class Shares	Class A Shares	Class C Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		none	0.25%	1.00%
Other Expenses	[1]	1.49%	1.49%	1.49%
Acquired Fund Fees and Expenses	[2]	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses		2.89%	3.14%	3.89%
Fee Waiver and/or Expense Limitation	[3]	0.99%	0.99%	0.99%
Net Annual Fund Operating Expenses		1.90%	2.15%	2.90%
[1]	Since the Fund is newly organized, "Other Expenses" are based on estimated expenses for the current fiscal year.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal period. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	The Fund's administrator has entered into a Fund Accounting and Administration Agreement with the Fund that runs through January 31, 2015. The agreement can only be terminated prior to that date at the discretion of the Fund's Board of Trustees. The Fund's administrator receives payments under the agreement at a maximum annual rate of 0.50%. In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund's administrator, also through January 31, 2015, under which it has agreed to (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $42 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement.. These measures are intended to limit the Fund's operating expenses to 1.50% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees. The Fund's net expense ratio will be higher than 1.50% to the extent that the Fund incurs expenses excluded from this arrangement. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Horizons West Multi-Strategy Hedged Income Fund (USD $)	1 Year	3 Years
Institutional Class Shares	193	802
Class A Shares	781	1,401
Class C Shares	393	1,096

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a "fund of funds" that seeks to achieve its investment objective principally through investments in exchange-traded funds ("ETFs") that are registered under the Investment Company Act of 1940 and not affiliated with the Fund.  The Fund's investment sub-advisor, Horizons West Capital Partners (the "Sub-Advisor") attempts to construct a portfolio of ETFs that emphasizes current income while still retaining the potential for capital appreciation.

An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index.  The Fund may invest in traditional and enhanced ETFs.  Traditional ETFs attempt to achieve the same investment return as that of a particular market index, such as the Standard & Poor's 500 Index. Unlike traditional ETFs, which generally weight their holdings based on relative size (market capitalization), enhanced indexes use weighting structures that include other criteria such as earnings, sales, growth, liquidity, book value, or dividends.  The Fund may invest in ETFs designed to provide investment results that match the performance or inverse (opposite) performance of an underlying index.

The Sub-Advisor actively allocates the Fund's assets across a diverse spectrum of asset classes and investment styles using a flexible core/satellite framework for the portfolio.  Two-thirds of the portfolio represents a core position that seeks to generate income-oriented total return.  One-third of the portfolio represents a satellite position that seeks to take advantage of opportunities that the Sub-Advisor believes offer the best potential for capital appreciation.  The Sub-Advisor also targets a pre-determined level of risk exposure for the portfolio.

In selecting ETFs for investment, the Sub-Advisor utilizes proprietary asset allocation modeling and manager search methodologies.  The Sub-Advisor evaluates ETFs by principally focusing on the following factors: performance, liquidity, industry, duration, capacity, volatility, asset class, macroeconomic environment, relative strength, and relative value.  Due to legal limitations, the Fund will be prevented from purchasing more than 3% of an ETF's outstanding shares.  Consequently, the 3% limitation may prevent the Fund from allocating its investments in the manner the Advisor considers optimal.

The underlying investments held by the ETFs may consist of fixed income securities (consisting of bonds, corporate debt securities, convertible securities, government securities, Treasury inflation-protected securities, and mortgage- and asset-backed securities) and equity securities (consisting of common stock, preferred stock, convertible preferred stock, convertible bonds, and warrants).  In addition, the ETFs may make short sales and invest in derivative instruments (consisting of options, futures contracts, and swaps), including those that derive their value from commodities, currencies, master limited partnerships, and real estate.

The Fund is not limited in its investments by market capitalization or sector criteria, and while the Fund does not directly invest in foreign securities, the ETFs may invest in foreign securities, including foreign securities in emerging markets.  The ETFs may invest in fixed income securities of variable terms, any maturity, and any credit quality determined by the major credit rating agencies, including junk bonds, bonds of issuers in default, and unrated bonds deemed by the Sub-Advisor to be of comparable quality.  The portion of the Fund's portfolio allocated to fixed income securities does not have an established average duration.

The Fund sells an ETF when it reaches a price target (floor or ceiling) determined by the Sub-Advisor, when the Fund's portfolio needs to be rebalanced, or to pursue opportunities that the Sub-Advisor believes will be of greater benefit to the Fund.  The Fund may also sell a security in order to maintain the level of risk exposure targeted by the Sub-Advisor.  Portfolio turnover is not a limiting factor in making investment decisions.

The Sub-Advisor uses two investment techniques to hedge the Fund's portfolio.  "Implicit hedging" is attained by investing in highly diversified, non-correlated investment strategies.  "Explicit hedging" is attained by investing in securities that increase in value when a particular market or sector falls, such as inverse ETFs.  The Fund will not short individual securities.

The Fund may, from time to time, take temporary defensive positions in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When the Fund takes temporary defensive positions, the Fund may not be able to achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

General Market Risk.  The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Allocation Risk.  The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Sub-Advisor to allocate effectively the Fund's assets among the investment strategies pursued by the Fund.  There can be no assurance that the actual allocations will be effective in achieving the Fund's investment objective or delivering positive returns.

Sector Risk.  Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

Investment Advisor Risk.  The ability of the Advisor and Sub-Advisor to manage the Fund has a significant impact on the Fund's ability to achieve its investment objective.  The Advisor and Sub-Advisor do not have previous experience managing an investment company registered under the Investment Company Act of 1940 and investors bear the risk that their inexperience may limit their effectiveness.

Operating Risk.  The Advisor and the Fund's administrator have entered into an Operating Plan that obligates the Advisor to pay certain expenses of the Fund in order to help limit its operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent and the Fund's expenses would likely increase.

New Fund Risk.  The Fund was formed in 2013 and investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated.   Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Fund of Funds Risks:

Fund of Funds Risk.  The Fund is a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the other investment companies and also may be higher than other funds that invest directly in securities.  Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by you.

ETF Risks. The Fund's investments in ETFs will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such ETFs.  The Fund's performance depends in part upon the performance of the managers and selected strategies of the ETFs, the instruments used by ETFs, and the Sub-Advisor's ability to select ETFs and effectively allocate Fund assets among them.  Investors in the Fund will indirectly bear fees and expenses charged by the ETFs, in addition to the Fund's direct fees and expenses.  Due to legal limitations, the Fund will be prevented from purchasing more than 3% of an ETF's outstanding shares.  Consequently, the 3% limitation may prevent the Fund from allocating its investments in the manner the Advisor considers optimal.

Inverse ETF Risk.  To the extent the Fund invests in ETFs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF's benchmark rises.  Inverse ETFs are often designed to achieve their objectives on a daily basis and often are not suitable for long-term investments.

Control of ETFs Risk.  The ETFs in which the Fund will invest each have their own unique investment objective, strategies, and risks.  There is no guarantee that the ETFs will achieve their investment objectives and the Fund has exposure to the investment risks of the ETFs in direct proportion to the allocation of assets among the ETFs.  The investment policies of the ETFs may differ from the Fund's policies and the Sub-Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of an ETF.

Fixed Income Securities Risks:

Fixed Income Risk.  The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.

Inflation Risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which the fixed income securities held by the ETFs trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund's portfolio.

Interest Rate Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the ETFs or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities involve greater risk than those with shorter maturities.

Corporate Debt Securities Risk.  The ETFs held by the Fund may invest in corporate debt securities.  Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.  The credit risks of corporate debt securities vary widely among issuers.  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment, meaning that issuers might not make payments on subordinated securities while continuing to make payments on senior securities or, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Junk Bond Risk.  The ETFs held by the Fund may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities.  Additionally, these instruments are unsecured and may be subordinated to other creditor's claims.

Mortgage- and Asset-Backed Securities Risk.  The ETFs held by the Fund may invest in mortgage- and asset-backed securities.  As with other interest-bearing securities, the prices of such securities are affected by changes in interest rates.  Prices are also affected by changes in the rate of prepayment of principal, which affects the average maturity of the securities and makes it difficult to accurately predict returns.  The trading market for mortgage- and asset-backed securities, while ordinarily liquid, may become restricted in times of financial stress.

Risks from Treasury Inflation-Protected Securities.  The ETFs held by the Fund may invest in Treasury Inflation-Protected Securities ("TIPS"), special types of treasury bonds that offer protection from inflation.  The values of TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (CPI).  With inflation (a rise in the CPI), the principal increases; with deflation (a drop in the CPI), the principal decreases.  When TIPS mature, the Portfolio Fund is paid the adjusted principal or original principal, whichever is greater.  TIPS generally decline in value when real interest rates rise.

Equity Securities Risks:

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small-Cap and Mid-Cap Securities.  The ETFs held by the Fund may invest in securities of small-cap and mid-cap companies, which involves greater risk than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Common Stock Risk.  Investments by the ETFs in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the ETF owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

Preferred Stock Risk.  The ETFs held by the Fund may invest in preferred stock, which is stock that offers a stated dividend rate payable from a corporation's earnings.  Like shares of common stock, the value of preferred stock may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Preferred stock may fail to pay dividends when expected.  The rights of holders of preferred stock are generally subordinate to the rights associated with a corporation's debt securities.

Convertible Securities Risk. The ETFs held by the Fund may invest in convertible securities, that is, securities that may be converted into shares of stock.  As a result of the conversion feature, the interest rate or dividend preference of a convertible security is generally less than if the securities were non-convertible.  The value of convertible securities tends to change whenever the market value of the underlying stock fluctuates, and tends to fluctuate inversely with changes in interest rates.

Warrants Risk.  The ETFs held by the Fund may invest in warrants.  The prices of warrants, which entitle the holder to purchase equity securities at specific prices for a certain period of time, do not necessarily move parallel to the prices of the underlying securities and likely fluctuate more than the prices of the underlying securities.  Warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

Foreign Securities Risks:

Foreign Securities.  The ETFs held by the Fund may have significant investments in foreign securities.  Foreign securities have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

Emerging Markets Risk.  The ETFs held by the Fund may also invest in markets of countries in the initial stages of industrialization and have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Currency Risk.  Currency risk is the chance that changes in currency exchange rates will negatively affect the Fund.  Investments in foreign securities by an ETF expose the Fund to foreign currencies and subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.  Adverse changes in currency exchange rates may diminish gains from investments or widen existing losses.  Currency gains and losses can occur regardless of the performance of the underlying investment.

Depository Receipts.  The ETFs held by the Fund may invest in the securities of foreign issuers in the form of depository receipts or other securities convertible into securities of foreign issuers.  The ETFs may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), and other similar global instruments.  Depository receipts are issued by a bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  Unsponsored depository receipt programs are organized independently of the issuer of the underlying securities and, consequently, available information concerning the issuer may not be as current as for sponsored depository receipts and the prices of unsponsored depository receipts may be more volatile.  The Fund's investments in depository receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Derivative Instruments Risks:

Derivatives Risk.  The ETFs held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Risks from Purchasing Options.  The ETFs held by the Fund may invest in call or put options.  If an option purchased by an ETF is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the ETF seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Risks from Writing Options.  The ETFs in which the Fund invests may sell, or "write," option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  If a call option is written and there is an increase in the market value of the underlying security, the option could be exercised and the security would then be sold by an ETF at a lower price than its current market value.  Writing call options limits the opportunity of the ETF to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  If a put option is written and there is a decrease in the market value of the underlying security, the option could be exercised and the security would then be sold to the ETF at a higher price than its current market value.  There is no assurance that a liquid market will exist when the ETF seeks to close out an option position.

Futures Risk.  Use of futures contracts by an ETF in which the Fund invests may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.

Swaps Risk.  The ETFs held by the Fund may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or "swaps."  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid.

Short Sales Risks:

Short Sales Risk.  While the Fund will not short individual securities, the ETFs held by the Fund may sell securities short.  A short sale is a transaction in which the ETF sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The ETF must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the ETF sold the security.

Alternative Investments Risks:

Commodities Risk.  The ETFs held by the Fund may have exposure to the commodities markets.  The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.  The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to changes in value, supply and demand, and governmental regulatory policies.

Master Limited Partnership Risks.  The ETFs held by the Fund may invest in master limited partnerships (MLPs"), which are publicly traded limited partnerships that acquire interests in natural resource, energy, or real estate assets and distribute the resulting income to investors.  Investing in MLPs also involves risks related to investing in the underlying assets of the MLPs and risks associated with investments in partnerships, such as adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, a shift in consumer demand, conflicts of interest with the general partner, limited control and limited voting rights, or risks associated with a particular industry or region in which the MLP concentrates.  The benefits of MLPs are dependent on them being treated as partnerships for federal income tax purposes.  An ETF's investment in MLPs may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the MLP's operating expenses in addition to paying Fund expenses.

Real Estate Risk.  The ETFs held by the Fund may invest in securities of issuers engaged in or related to the real estate industry.  Real estate related investments are subject to risks related to possible declines in the value of real estate; general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

PERFORMANCE INFORMATION
Performance information will be available after a full calendar year of operations.  This information will give some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance.  You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.